Schedule of Earnings Per Share (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Net income/(loss)	$ (3,577,144)	$ 2,241,986
Basic weighted average number of shares outstanding	27,040,189	19,575,479
Dilution of securities		17,657,711
Diluted weighted average number of shares outstanding	27,040,189	37,233,190
Earnings per share
Basic	$ (0.13)	$ 0.11
Diluted	$ (0.13)	$ 0.06